Borrowings - Argentinian Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 779,556	$ 904,949	$ 1,007,752
Repayments of non-current borrowings	105,749	24,105	$ 14,012
Argentina subsidiaries | IFC due June 2028
Disclosure of detailed information about borrowings [line items]
Nominal amount	20,000
Total borrowings	0	16,330
Repayments of non-current borrowings	$ 16,400
Argentina subsidiaries | IFC due June 2028 | SOFR, Secured Overnight Financing Rate Overnight Index Swap Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.00%
Argentina subsidiaries | Rabobank Granted 2024 3.1% Plus SOFR
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 13,600
Total borrowings	$ 13,600	$ 0
Argentina subsidiaries | Rabobank Granted 2024 3.1% Plus SOFR | SOFR, Secured Overnight Financing Rate Overnight Index Swap Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	3.10%